SHELTON GREEN ALPHA FUND
Portfolio of Investments (Unaudited)
11/30/2019
		Value
Security Description	Shares	(Note 1)
Common Stock (97.37%)

Basic Materials (2.04%)
Daqo New Energy Corp*	18,000	685,440
Schnitzer Steel Industries Inc	22,000	474,100
Total Basic Materials		1,159,540

Communications (7.02%)
Alphabet Inc*	1,400	1,826,944
SoftBank Group Corp	35,200	679,360
Arista Networks Inc*	2,000	390,260
Sierra Wireless Inc*	73,000	643,130
Palo Alto Networks Inc*	2,000	454,440
Total Communications		3,994,134

Consumer, Cyclical (6.49%)
Kandi Technologies Group Inc*	117,500	560,475
Tesla Inc*	4,100	1,352,754
Herman Miller Inc	23,200	1,108,496
Interface Inc	40,000	671,600
Total Consumer, Cyclical		3,693,325

Consumer, Non-Cyclical (12.43%)
Danone SA	60,000	985,200
Bluebird Bio Inc*	5,600	453,264
Editas Medicine Inc*	25,500	772,140
Gilead Sciences Inc	7,500	504,300
CRISPR Therapeutics AG*	22,000	1,576,300
Invitae Corp*	66,000	1,313,400
Illumina Inc*	1,800	577,368
Intellia Therapeutics Inc*	51,200	887,296
Total Consumer, Non-Cyclical		7,069,268

Energy (30.73%)
Canadian Solar Inc*	55,000	899,250
First Solar Inc*	44,600	2,463,704
JinkoSolar Holding Co Ltd*	83,000	1,523,050
SolarEdge Technologies Inc*	5,200	424,372
SunPower Corp*	138,000	1,033,620
TPI Composites Inc*	82,000	1,480,100
Vestas Wind Systems A	122,500	3,872,225
Sunrun Inc*	140,000	1,943,200
Pattern Energy Group Inc	65,000	1,788,800
TerraForm Power Inc	132,000	2,047,320
Total Energy		17,475,641

Financial (5.78%)
Alexandria Real Estate Equities Inc	4,900	796,348
Hannon Armstrong Sustainable Infrastructure Capital Inc	64,000	1,878,400
Horizon Technology Finance Corp	48,800	609,512
Total Financial		3,284,260

Industrial (10.54%)
Advanced Energy Industries Inc*	11,000	706,310
Ichor Holdings Ltd*	30,000	946,500
ABB Ltd	41,600	908,128
Itron Inc*	6,200	496,496
Trex Co Inc*	7,000	602,420
Garmin Ltd	8,000	781,520
Universal Display Corp	8,000	1,553,760
Total Industrial		5,995,134

Technology (19.74%)
Omnicell Inc*	3,100	247,969
Fortinet Inc*	6,500	683,215
International Business Machines Corp	15,000	2,016,750
Analog Devices Inc	7,700	869,715
Microchip Technology Inc	3,000	283,620
NVIDIA Corp	3,100	671,894
QUALCOMM Inc	6,800	568,140
Skyworks Solutions Inc	12,500	1,228,750
STMicroelectronics NV	46,500	1,133,205
Applied Materials Inc	48,500	2,808,150
Ultra Clean Holdings Inc*	32,500	722,800
Total Technology		11,234,208

Utilities (2.58%)
Consolidated Water Co Ltd	88,000	1,467,840

Total Common Stock (Cost $41,606,088)		55,373,350

Total Investments (Cost $41,606,088) (a) (97.37%)		55,373,350
Other Net Assets (2.63%)		1,494,447
Net Assets (100.00%)		56,867,797

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $41,635,084.

At November 30, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	16,130,830
Unrealized depreciation	(2,926,781)
Net unrealized appreciation	13,204,049

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.